Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Amendment Flag	false
Entity Registrant Name	WEBTOON Entertainment Inc.
Entity Central Index Key	0001997859
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42144
Entity Tax Identification Number	81-3830533
Entity Address, Address Line One	222 N. Pacific Coast Highway
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	323
Local Phone Number	424-3795
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	WBTN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false